UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2007


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/14/2007


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         69
                                       ------------------------


Form 13F Information Table Value Total:   $57,151,533
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hthwy Cl A              Com             084670108    218        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    502     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    497    77785      77785     0       0       77785         0        0
AllianceBernstein Inc Fd          Com             01881E101    427    30800      30800     0       0       30800         0        0
Allied Capital Corp               Com             01903Q108   1345    46700      46700     0       0       46700         0        0
AllState Corp                     Com             020002101    300     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    637     5300       5300     0       0        5300         0        0
Barrick Gold Cp                   Com             067901108   1110    38896      38896     0       0       38896         0        0
BHP Ltd                           Sponsored ADR   088606108    864    17826      17826     0       0       17826         0        0
Blackrock Corpor HI YLD FD        Com             09255N102    471    34311      34311     0       0       34311         0        0
Blackrock Sr High Income Fd       Com             09255T109    732   115700     115700     0       0      115700         0        0
BP Plc                            Sponsored ADR   055622104    318     4910       4910     0       0        4910         0        0
Bristol Myers Squibb              Com             110122108   1227    44200      44200     0       0       44200         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   2832    54200      54200     0       0       54200         0        0
Burlington North Santa Fe         Com             12189T104    341     4242       4242     0       0        4242         0        0
CIGNA                             Com             125509109    270     1890       1890     0       0        1890         0        0
Cisco Systems                     Com             17275R102   1721    67400      67400     0       0       67400         0        0
Coeur d'Alene Mines Corp          Com             192108108    141    34237      34237     0       0       34237         0        0
Du Pont de Numours                Com             263524109    328     6640       6640     0       0        6640         0        0
Duke Realty Invest                Com             624411505    587    13500      13500     0       0       13500         0        0
DWS Global High Inc               Com             23338W104    258    28000      28000     0       0       28000         0        0
DWS High Income Tr                Com             23337C109    244    38700      38700     0       0       38700         0        0
Eaton Vance Senior                Sh Ben Int      27826S103    107    12174      12174     0       0       12174         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   2825    66900      66900     0       0       66900         0        0
Equitable Resources               Com             294549100    203     4200       4200     0       0        4200         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    211    14114      14114     0       0       14114         0        0
Exxon Mobil Corp                  Com             30231G102    922    12225      12225     0       0       12225         0        0
Federated Department Stores       Com             31410H101    703    15603      15603     0       0       15603         0        0
Ford Motor Co                     Com             345370100    163    20616      20616     0       0       20616         0        0
General Electric                  Com             369604103    587    16608      16608     0       0       16608         0        0
GlaxoSmithkline                   Sponsored ADR   37733W105    338     6110       6110     0       0        6110         0        0
Grupo Televisa SA DE CV           Sp ADR REP ORD  40049J206    292     9800       9800     0       0        9800         0        0
H&Q Life Sciences Fd              Sh Ben Int      404053100    157    11268      11268     0       0       11268         0        0
Hewlett Packard                   Com             428236102    257     6400       6400     0       0        6400         0        0
Input/Output                      Com             457652105    300    21800      21800     0       0       21800         0        0
Ishares Tr                        MSCI EAFA Idx   464287465    275     3602       3602     0       0        3602         0        0
Ishares Tr                        MSCI Japan      464286848   1158    79500      79500     0       0       79500         0        0
J.P. Morgan                       Com             46625H100    435     9000       9000     0       0        9000         0        0
Latin Amer Equity Fund            Com             51827Q106   2216    50200      50200     0       0       50200         0        0
Lexicon Genetics Inc Com          Com             528872104    514   141600     141600     0       0      141600         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608   2111    56910      56910     0       0       56910         0        0
LSI Logic Corporation             Com             502161102   1476   141400     141400     0       0      141400         0        0
MA Health & Educ TE               Sh Ben Int      575672100    261    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    259     5279       5279     0       0        5279         0        0
Merck & Co Inc                    Com             589331107    289     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    725    44800      44800     0       0       44800         0        0
Network Engines, Inc.             Com             64121A107   1034   512089     512089     0       0      512089         0        0
New Amer High Income Fd           Com             641876107    173    72890      72890     0       0       72890         0        0
Newmont Mining                    Com             651639106   1481    35261      35261     0       0       35261         0        0
Nordic American Tanker Shipp      Com             G65773106   1798    49600      49600     0       0       49600         0        0
Nuveen Calif Mun Value Fd         Com             67062C107    110    10802      10802     0       0       10802         0        0
Nuveen Mass Prem Inc              Com             67061E108    244    17000      17000     0       0       17000         0        0
Occidental Petro Crp              Com             674599105   3250    65900      65900     0       0       65900         0        0
Pfizer Inc                        Com             717081103    518    20492      20492     0       0       20492         0        0
Pioneer High income Trust         Com             72369A106    776    43508      43508     0       0       43508         0        0
Procter & Gamble Co               Com             742718109    227     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    216    27600      27600     0       0       27600         0        0
RF Microdevices Inc.              Com             749941100    741   118900     118900     0       0      118900         0        0
SPDR Tr                           Unit Ser 1      78462F103    288     2025       2025     0       0        2025         0        0
StreetTracks Gold Shares          GOLD SHS        863307104    907    13800      13800     0       0       13800         0        0
Telcom NewZealand                 Sponsored ADR   879278208    275    10100      10100     0       0       10100         0        0
Telefo de Mex'L                   Sp ADR REP ORD  879403780    593    17764      17764     0       0       17764         0        0
Tellabs, Inc.                     Com             879664100    606    61200      61200     0       0       61200         0        0
Thermo Electron Corp              Com             883556102   1819    38900      38900     0       0       38900         0        0
Toreador Resources Cp             Com             891050106   7729   425850     425850     0       0      425850         0        0
TXU Corporation                   Com             873168108    679    10600      10600     0       0       10600         0        0
Ulticom, Inc.                     Com             903844108    129    13500      13500     0       0       13500         0        0
Verizon Comm                      Com             92343V104    595    15689      15689     0       0       15689         0        0
Xcel Energy                       Com             98389B100    809    32775      32775     0       0       32775         0        0

